Condensed Financial Information of the Parent Company (Details)	Jun. 30, 2026	Dec. 31, 2025
Condensed Financial Statements, Captions [Line Items]
Consolidated subsidiary exceed net assets	25.00%	25.00%
PRC Subsidiary[Member]
Condensed Financial Statements, Captions [Line Items]
Consolidated subsidiary did not exceed net assets	25.00%	25.00%